Details of Significant Accounts - Ageing analysis of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2020
Details of Significant Accounts
Accounts receivable	$ 7,756	$ 6,568	$ 5,509
Maximum exposure to credit risk in respect of amount that best represents accounts receivable	7,756	6,568
Not past due
Details of Significant Accounts
Accounts receivable	6,062	5,773
Up to 30 days
Details of Significant Accounts
Accounts receivable	851	508
31 to 90 days
Details of Significant Accounts
Accounts receivable	327	121
91 to 180 days
Details of Significant Accounts
Accounts receivable	417	138
Over 181 days
Details of Significant Accounts
Accounts receivable	$ 99	$ 28